Unaudited Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Tax on cash flow hedge gain (loss)	$ (4,088)	$ (2,274)	$ (11,752)	$ (5,339)